LEASES - Summary of operating lease right-of-use assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Assets [Abstract]
Less: accumulated amortization	$ (179,611)	$ (87,873)
Foreign exchange effects	19,695
Operating lease assets, net	319,828	391,871
Total operating lease liabilities - initial measurement	479,744	479,744
Accrued interest	31,394	17,628
Accumulated payment to liabilities	(263,755)	(158,253)
Foreign exchange effects	16,232
Total operating lease liabilities	263,615	339,119
Less: operating lease liabilities, current	102,056	91,737
Long-term Operating Lease Liabilities	161,559	247,382
Main Offices
Operating Lease Assets [Abstract]
Main offices operating lease assets - initial measurement	$ 479,744	$ 479,744